Goodwill and Acquired Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2014
Components of Acquired Intangible Assets

The components of acquired intangible assets as of December 31, 2012, December 31, 2013 and June 30, 2014 were as follows:

	Useful Lives	Amounts	Accumulated Amortization	Carrying Value
	(in thousands)
December 31, 2012
Customer and vendor relationships, databases	1 to 15 years	$24,529	$(11,462)	$13,067

Total amortizable intangible assets		24,529	(11,462)	13,067
Trademarks	Indefinite	4,400	—	4,400

Total acquired intangible assets		$28,929	$(11,462)	$17,467

	Useful Lives	Amounts	Accumulated Amortization	Carrying Value
	(in thousands)
December 31, 2013
Developed technology	3 years	$5,143	$(677)	$4,466
Customer and vendor relationships, databases	1 to 16.4 years	191,979	(17,680)	174,299

Total amortizable intangible assets		197,122	(18,357)	178,765
Trademarks	Indefinite	89,676	—	89,676

Total acquired intangible assets		$286,798	$(18,357)	$268,441

	Useful Lives	Amounts	Accumulated Amortization	Carrying Value
	(in thousands)
June 30, 2014 (unaudited)
Developed technology	3 years	$5,143	$(1,534)	$3,609
Customer and vendor relationships, databases	1 to 16.4 years	191,979	(23,874)	168,105

Total amortizable intangible assets		197,122	(25,408)	171,714
Trademarks	Indefinite	89,676	—	89,676

Total acquired intangible assets		$286,798	$(25,408)	$261,390

The components of acquired intangible assets added during 2013 were as follows:

	December 31, 2013
	Weighted Average Useful Life	Amounts
	(in thousands)
Developed technology	3 years	$5,143
Customer and vendor relationships, databases	16.4 years	167,450
Trademarks	Indefinite	85,276

Total acquired intangible assets		$257,869

Schedule of Future Amortization Expense for Intangible Assets

Estimated future amortization expense for intangible asset as of June 30, 2014 is as follows:

(unaudited) (in thousands)
The remainder of 2014	$7,051
2015	14,102
2016	13,344
2017	12,068
2018	12,068
Beyond	113,081

Total	$171,714

Summary of Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill during the periods presented were as follows:

(in thousands)
December 31, 2011	$113,442
Additions	—

December 31, 2012	113,442
Acquisition of GrubHub Holdings Inc.	239,346

December 31, 2013	352,788

Additions*	—
June 30, 2014*	$352,788

*	Unaudited